Leases (Details) - Schedule of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of lease liabilities [Line Items]
Balance at beginning of year	$ 562	$ 663
Balance at end of year	217	562	$ 663
Balance at end of year for lease liabilities	217	562
Additions	40	198
Disposals	(12)	(30)
Interest expense	11	102	85
Payments	(384)	(371)
Property [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Balance at beginning of year	459	534
Balance at end of year	153	459	534
Balance at end of year for lease liabilities	153	459
Additions		124
Disposals
Interest expense	9	92
Payments	(315)	(291)
Motor Vehicles [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Balance at beginning of year	103	129
Balance at end of year	64	103	$ 129
Balance at end of year for lease liabilities	64	103
Additions	40	74
Disposals	(12)	(30)
Interest expense	2	10
Payments	(69)	(80)
Short-term borrowings [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Short-term lease liabilities	204	365
Short-term borrowings [Member] | Property [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Short-term lease liabilities	153	306
Short-term borrowings [Member] | Motor Vehicles [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Short-term lease liabilities	51	59
Long-term borrowings [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Long-term lease liabilities	13	197
Long-term borrowings [Member] | Property [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Long-term lease liabilities		153
Long-term borrowings [Member] | Motor Vehicles [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Long-term lease liabilities	$ 13	$ 44